As filed with the Securities and Exchange Commission on March __, 1999

                   Securities Act Registration No. 333-21089
               Investment Company Act Registration No. 811-08043
------------------------------------------------------------------------------
==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                         Pre-Effective Amendment No. __                    [ ]
                        Post-Effective Amendment No. 3                     [x]

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                Amendment No. 4
                       (Check appropriate box or boxes)

          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
                (Formerly Berkshire Capital Investment Trust)
              (Exact Name of Registrant as Specified in Charter)

                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Address of Principal Executive Offices)

                                1-877-526-0707
                        (Registrant's Telephone Number)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and Address of Agent for Service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                            Brown, Cummins & Brown
                               3500 Carew Tower
                                441 Vine Street
                            Cincinnati, Ohio 45202

          -----------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]   on (date) pursuant to paragraph (b) of Rule 485.
[x]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          -----------------------------------------------------------

[Outside front cover]

THE BERKSHIRE FUNDS

Prospectus
May __, 1999

Berkshire Focus Fund
For Investors Seeking Long-Term Capital Appreciation


Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or this Prospectus. Any representation to the contrary is a criminal offense.

Your Guide
to the Prospectus

This Prospectus is designed to help you make an informed decision about whether investing in the Berkshire Focus Fund is appropriate for you. Please read this Prospectus carefully before investing, and keep it on file for future reference. The investment adviser for the Fund is Berkshire Capital Holdings, Inc.

To make this Prospectus easy for you to read and understand, we have divided it into four sections. Each section is organized to help you quickly find the information that you are looking for.

The first section, The Fund, tells you four important things about the Fund that you should know:

*  The Fund's investment objective - what the Fund is trying to achieve.

* The principal investment strategies of the Fund - how the Fund tries to meet its investment objective.

* The Fund's method of selecting investments - how the Fund chooses its primary investments.

*  Risks you should be aware of - the principal risks of investing in the Fund.

The other three sections of the Prospectus - Who Manages the Fund, How to Buy and Sell Shares, and Financial Highlights - provide you with information about the Fund's management, the services and privileges available to you, how we price shares of the Fund, how to buy and sell shares, and financial information.


                                                                Prospectus | 2

Table of Contents


The Fund                                                               _
------------------------------------------------------------------------

The Objective of the Fund.......................................    _
The Principal Investment Strategies and Policies of the Fund....    _
The Investment Selection Process of the Fund....................    _
The Principal Risks of Investing in the Fund....................    _
Performance History.............................................    _
Costs of Investing in the Fund..................................    _
Additional Information About
  Investment Strategies and Risk Considerations.................    _

Who Manages the Fund                                                _
---------------------------------------------------------------------

The Investment Adviser................................... ......    _
The Portfolio Manager...........................................    _

How to Buy and Sell Shares                                          _
---------------------------------------------------------------------

Pricing of Fund Shares..........................................    _
Instructions For Opening and Adding to an Account...............    _
Telephone and Wire Transactions.................................    _
Additional Purchase Information.................................    _
Instructions For Selling Fund Shares............................    _
Additional Redemption Information...............................    _
How to Exchange Shares..........................................    _
Retirement Services Plan........................................    _
Automatic Services for Fund Investors...........................    _
Shareholder Communications......................................    _
Dividends and Distributions.....................................    _
Taxes..........................................................     _

Financial Highlights                                                _
---------------------------------------------------------------------


                                                                Prospectus | 3

The Fund


The Objective of the Fund

* The Fund seeks long-term capital appreciation. Receipt of income is a secondary consideration.


The Principal Investment Strategies
and Policies of the Fund

* The Fund invests primarily in the common stocks of large companies (with a market capitalization of $5 billion or more) and normally maintains a core position of 20-30 common stocks selected for their long-term growth potential.

* The Fund invests at least 25% of its total assets in common stocks of companies engaged in the development, production, or distribution of technology-related products or services. These types of products and services include computer hardware and software, peripherals, mass storage devices, semiconductors, data networking and telecommunications equipment, and Internet-related products and services.

* Under adverse market conditions or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market securities including money market funds, short-term debt securities, and repurchase agreements. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. As a result, the Fund may not achieve its investment objective.

[side panel: The Fund's objective may be changed by the Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to the Fund's objective. If there is a material change, you should consider whether the Fund remains an appropriate investment for you.]

[side panel: A company's market capitalization is computed by multiplying the current share price by the total number of shares outstanding.]

[Side panel: Growth investing: Growth funds invest in companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. Growth funds appeal to investors who will accept more volatility in hope of a greater increase in share price or who prefer a higher portion of the fund's returns to come as capital gains, which may be taxed at lower rates than dividend income.]


The Investment Selection
Process Used by the Fund


In selecting investments for the Fund, the Adviser focuses on industry leaders. The Adviser also uses an approach that combines "top down" economic analysis with an emphasis on "bottom up" stock selection.

* The "top down" approach considers such macro-economic factors as interest rates, inflation, tax rates, the regulatory environment, global trends, the overall competitive landscape, industry consolidation and the sustainability of the economic trends. As a result of the "top down" analysis, the Adviser identifies sectors, industries, and companies which should benefit from the overall trends.

* Once the "top down" analysis is completed, the Adviser takes a "bottom up" approach to selecting individual companies that are most likely benefit from the observed trends. In other words, the Advisor seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

* In determining whether to invest in a particular company, the Adviser focuses on a number of different attributes, including the company's specific market expertise or dominance, its franchise durability, sustainable revenue and earnings growth, pricing power, strong balance sheet, improving return on equity, the ability to generate free cash flow, and experienced, motivated, and creative management.

* The Adviser also implements fundamental security analysis on individual companies which have been identified through the "bottom up" approach. The Adviser develops earnings forecasts and cash flow models for each company from specific sources of information which include general economic and industry data as provided by the United States Government, various trade associations and other sources, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements, as well as direct interviews with company management. The Adviser reviews traditional financial data such as price-sales and price-earnings ratios, return on assets and equity, gross and net margins, current and quick ratios, inventory turns, book value, and debt-equity ratios. The Adviser also employs dividend and cash flow discounting models to determine the company's intrinsic value which the Adviser compares to the company's current share price.


The Principal Risks of
Investing in the Fund

A Word About Risk

This Prospectus describes the prinicipal risks you would face as an investor in the Fund. As you read about risk,it is important to keep in mind one of the main axioms of investing: the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Who Should Invest

The Focus Fund may be suitable for you if:

*  You are seeking growth of capital over the long-term - at least five years.
*  You can tolerate greater risks associated with common stock investments.
*  You are not looking for current income.
*  You characterize your investment temperament as "relatively aggressive."
* You are seeking a fund that emphasizes investments in technology-related companies.
*  You are willing to accept significant fluctuations in share price.
*  You are not pursuing a short-term goal or investing emergency reserves.

You should carefully consider the risks associated with investments in common stocks. An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and you should consider your long-term investment goals and financial needs when making an investment decision about the Fund. An investment in the Fund in intended to be a long-term investment vehicle and is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

[side panel: A mutual fund is a professionally managed investment vehicle that pools shareholders' money and invests it toward a specified goal. Although the Fund strives to reach its stated objective, there is no guarantee that it will do so. As with all mutual fund investments, you could lose money by investing in the Fund.]

[side panel: Costs and Market Timing: Some investors try to profit from "market-timing" - switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out by market timers, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, closely monitoring excessive transactions.]

Risks of Investing in Common Stocks

The Fund's portfolio is subject to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. The value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. Over time, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Industry Risk

Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific developments. Companies in the same industry may share common characteristics and are likely to react similarly to industry-specific market or economic developments. In the technology industry, competitive pressures and aggressive pricing may have a significant effect on the performance of companies in which the Fund invests. There is the risk that certain high technology products and services offered by these companies may quickly become obsolete in the face of new technological developments. Additionally, investments in companies that offer new products include the risk that the products will not meet expectations or even reach the marketplace. Although the Adviser currently believes that investments by the Fund in the technology industry will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a diversified portfolio. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

[side panel: There is a risk the Adviser may not accurately predict the direction of factors that govern the securities markets, which include domestic economic growth rates, inflation rates, interest rate levels, and certain political events.]

[side panel: The Fund will be subject to greater risk because of its concentration of investments in the technology industry. As a result, the Fund's share price and performance may be more volatile than those of a fund which is more fully diversified among many market segments. The value of the Fund's investments may also increase and decrease more than the stock markets in general.]


Performance  History

The bar chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows the Fund's performance for 1998 together with the best and worst quarters since inception. The table compares the Fund's average annual returns for the periods indicated to those of broad-based securities market indices. As with all mutual funds, past results are not an indication of future performance.


BERKSHIRE FOCUS FUND

==========================================================================
                        TOTAL RETURN AS OF 12/31/98
==========================================================================
                            [VERTICAL BAR CHART]

            104.17%





                                   58.06%




--------------------------------------------------------------------------
                                                            -13.03

--------------------------------------------------------------------------
            1998                Best Quarter             Worst Quarter
         Total Return            (12-31-98)               (12-31-97)
==========================================================================




                      Average annual total return for periods ended 12/31/98
                      -----------------------------------------------------
                                                          Since Inception
                                               1 year         (7/1/97)

Berkshire Focus Fund                           104.17%         46.46%
Dow Jones Industrial Average(1)                 18.13%         14.71%
S&P 500 Index(2)                                28.72%         26.44%
NASDAQ Composite Index(3)                       40.20%         32.75%
                                        -----------------------------------

(1) The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely-held stocks listed on the New York Stock Exchange.

(2) The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged idex of common stock prices.

(3) The NASDAQ Composite Index is an unmanaged index which averages the trading prices of more than 3,000 domestic over-the-counter companies.


Costs of Investing in the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder fees, such as sales loads, redemption fees or exchange fees, are fees that are charged directly to an investor's account. The Fund is a no-load investment, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

Annual fund operating expenses are paid out of the assets of the Fund, so their effect is included in the Fund's daily share price.

Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------

Sales Charge (Load) Imposed on Purchases :                   None
Deferred Sales Charge (Load):                                None
Sales Charge (Load) Imposed on Reinvested Dividends:         None
Redemption Fee:                                              None
Exchange Fee:                                                None

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------

Management Fees                                             1.50%
12-b1 Distribution Fees                                      None
Other Expenses                                              0.50%
Total Annual Fund Operating Expenses                        2.00%

--------------------------------------------------------------------------

* The expense information has been restated to reflect fees in effect for 1999.


Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Shareholder transaction expenses
=============================================================================
                  One Year       Three Years       Five Years       Ten Years
-----------------------------------------------------------------------------
Your costs:        $_____           $_____          $______          $______
=============================================================================



Additional Information about Investment Strategies and Risk Considerations

*  The  Fund  invests  primarily  in  common  stocks  and  similar securities,
including   preferred stocks, warrants, and securities convertable into common stock.

* The Fund's portfolio is generally anchored in stable growth companies. However, the Fund may invest in more aggressive growth companies and in special situations, such as when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development. Developments creating a special situation might include a new product or process, a technological breakthrough, a management change or other extraordinary corporate event or a difference in market supply and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

* The Fund generally purchases securities for long-term investment. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

* The Fund may invest up to 15% of its net assets in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

* Under normal market conditions, the Fund may invest up to 10% of its total assets in all types of fixed income securities, including U.S. government obligations, and up to 5% of its total assets in high-yield bonds. The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward committment basis.

Fixed income securities are subject to credit risk(that the issuer of the security cannot meet its financial obligations) and interest rate risk (that the value of the security may fall when interest rates rise). High-Yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment- grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

* The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance return.

Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. The Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on the Adviser's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

* Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser or the Fund's various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

The Adviser has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Adviser cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

Who Manages the Fund

The Investment Adviser

Berkshire Capital Holdings, Inc., located at 475 Milan Drive, Suite #103, San Jose, California 95134, serves as the investment adviser to the Fund under an Investment Advisory Agreement with The Berkshire Funds. The Agreement provides that the Adviser will furnish continuous investment advisory and management services to the Fund. Berkshire Capital Holdings was organized in February 1993 and is controlled by Malcolm R. Fobes III, who is the Chairman and Chief Executive Officer.

The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Berkshire Capital Holdings also pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors, or employees of Berkshire Capital Holdings. For its services, the Adviser receives a fee of 1.50% per year of the average daily net assets of the Fund.

The Fund Administrator

The Fund has entered into a separate Administration Agreement with the Adviser where the Adviser is responsible for providing administrative and general supervisory services to the Fund. Under the Administration Agreement, the Adviser oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required to be maintained under the 1940 Act. The Adviser has also assumed responsibility for payment of all the Fund's operating expenses except for brokerage and commission expenses and any extraordinary and non-recurring expenses. For its services, the Adviser receives a fee paid monthly at an annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Portfolio Manager

Mr. Fobes manages the investment program of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Prior to forming Berkshire Capital Holdings, Mr. Fobes was employed by Adobe Systems, Inc., a leading provider of publishing and imaging software technologies. In 1993, Mr. Fobes founded Berkshire Capital Holdings and was responsible for directing the company's investment program in both public and private companies located in Silicon Valley. Mr. Fobes holds a Bachelor of Science degree in Finance and Economics from San Jose State University in California.

How to Buy and Sell Shares

Pricing of Fund Shares

The price you pay for your shares, and you receive upon selling your shares, is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business. The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

How to Open and Add to Your Account

To Open an Account:
The minimum initial investment is $5,000 ($2,000 for an IRA account)

By Mail:
*  Complete and sign the account application (or IRA application)
*  Draft a check made payable to Berkshire Focus Fund
*  Mail the application, check and any letter of instruction to:

                     Berkshire Focus Fund
                     c/o Mutual Shareholder Services
                     1301 East Ninth Street, 36th Floor
                     Cleveland, Ohio 44114

By telephone:
Telephone transactions may not be used for an initial purchase.

By wire:
* To make an initial purchase by wire, you must first call the Fund at 877-466-2987 to obtain an account number.
*  Next, wire the specified amount according to the following instructions:

                     Fifth Third Bank, N.A.
                     ABA #042000314
                     For credit to:  Berkshire Focus Fund
                     Account #72936510
                     For Further Credit to:
                     Shareholder Account Name -___________________ Shareholder Account Number - _________________ Shareholder SSN or TIN - _____________________


To Add to Your Account:
The minimum additional purchase is $500 ($200 for an IRA).

By Mail:
* Complete the investment slip that is included in your account statement. If you no longer have your investment slip, please include your name, account number, and address on your check.
*  Draft a check made payable to Berkshire Focus Fund
* Mail the investment slip, check and any letter of instruction to the address indicated above.

By telephone:
If you have accepted this option on your application, you may call us at 877-466-2987 to purchase additional shares in your account. The purchase will be effective at the NAV next calculated after your instruction is received by the Transfer Agent.

By wire:
* Send your additional investment to Fifth Third Bank by following the instructions above.

Automatic Investment Program
You may make additional investments ($100 minimum) automatically by transfers from your checking or savings account. You must complete the "Automatic
Investment Program" section of the application and provide the Fund with a voided check from the account you wish to use for the automatic investment. You may terminate this automatic investment program at any time.

Telephone and wire transactions
You may only use bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members for telephone transactions. The Fund and its agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, the Funds will not be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption.

The Transfer Agent must receive your application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Funds receive a properly completed and executed account application.

Additional Purchase Information
You may purchase shares on any day that the New York Stock Exchange is open for trading. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

[Side panel: Costs and Market Timing: Some investors try to profit from "market-timing" - switching money into investments when they expect prices to rise and taking money out when they expect the market to fall. As money is shifted in and out by market timers, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term investors by, among other things, closely monitoring excessive transactions.]

How to Sell Shares

  You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale.

By Mail:
  To sell all or part of your shares, send us a written request (to the address above) with the following information:

*  your account number;
*  the amount of money or number of shares being redeemed;
*  the name(s on the account; and
* the signatures of all registered account owners, signed as their names appear on the original application.

In certain instances, we may require additional documents to insure proper authorization.

By Telephone:
Unless you have declined this option on your application, you may call us at 877-466-2987 to sell shares ($50,000 maximum per day) from your account. The sale will be effective at the NAV next calculated after your instruction is received by the Transfer Agent. Proceeds will be mailed to your address of record.

Additional Redemption Information:
The Fund will normally pay you within seven days after receiving a proper redemption request. However, the Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days.

Because we must pay certain fixed costs to maintain your account, we may require you to redeem all of your shares, after sixty day's notice, if redemptions cause the value of your account to fall below $1,000. You may increase the value of your account to $1,000 during that sixty day period to avoid redemption. We may also redeem your shares if the Board of Trustees determines that failure to do so may have materially adverse consequences to Fund shareholders.

A signature guarantee of each owner is required to sell shares in the following situations: (i) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different address than that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to a bank other than your bank of record; and (v) if a change of address request has been received by the Transfer Agent within the last 15 days. In addition, signature guarantees are required for all redemptions of $50,000 or more from any shareholder account.

Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

In order to change the account registration or transfer ownership of an account, additional documents will be required. To avoid delays in processing these request, call the Fund at 877-466-2987 to determine what additional documents are required.

Every quarter, you will receive regular account statements. You will also receive confirmation statements after each transaction that affects your account balance or account registration.

Dividends and Distributions:
The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders every December. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes:
In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.
Any   tax   liabilities  generated  by  your  transactions  or  by  receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the Fund is about to make a long term capital gains distribution.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your Fund investment.

Financial Highlights

The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


Berkshire Capital Growth & Value Fund
----------------------------------------------------------------------------
Per Share Data for a Share Outstanding
Throughout Each Period
                                                     Year           Period (a)
                                                     Ended           Ended
                                                   12/31/98        12/31/97
                                                   --------        --------
NET ASSET VALUE, BEGINNING OF PERIOD:                $ 8.64        $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ....................          .03            .10
    Net realized and unrealized
      gains (losses) on investments ..........         8.97         (1.36)
                                                       ----          -----
Total from investment operations .............         9.00           8.74

DISTRIBUTIONS:
    Dividends (from net investment income) ...        (.02)          (.10)
    Distributions (from capital gains) .......       (1.18)              0
                                                      -----          -----
Total distributions ..........................       (1.20)          (.10)
                                                      -----          -----

NET ASSET VALUE, END OF PERIOD:                     $ 16.44         $ 8.64
                                                      =====           ====



TOTAL RETURN - Note (6) ......................      104.17%       (12.60%)(b)




SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ....................    $ 352,988      $ 101,412
    Ratio of expenses to
      average net assets(c) ..................        1.93%          1.00%(b)
    Ratio of expenses to
      average net assets(d) ..................           0%             0%
    Ratio of net investment income to
      average net assets(c) ..................      (1.66%)          0.12%(b)
    Ratio of net investment income to
      average net assets(d) ..................        0.26%          1.12%(b)
    Portfolio turnover rate ..................         136%            13%(b)


(a) Represents the period from the commencement of operations
    (July, 1 1997) to December 31, 1997.
(b) Not annualized.
(c) Before fee waiver.
(d) After fee waiver.

THE BERKSHIRE FUNDS
The Berkshire Focus Fund
------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
Berkshire Capital Holdings, Inc.

LEGAL COUNSEL
Brown, Cummins & Brown, Co., L.P.A.

INDEPENDENT AUDITORS
McCurdy & Associates CPA's Inc.

TRANSFER AND DIVIDEND DISBURSING AGENT
Mutual Shareholder Services

CUSTODIAN
Fifth Third Bank

[Back cover page]


THE BERKSHIRE FUNDS - SEC file number 811-08043
----------------------------------------------

The Berkshire Funds
The Berkshire Focus Fund

WHERE TO GO FOR MORE INFORMATION
-------------------------------
You will find more information about the Berkshire Focus Fund in the following documents:

ANNUAL AND SEMIANNUAL REPORTS
----------------------------
Our annual and semiannual reports list the holdings of the Fund, describe the Fund's performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund's performance

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------
The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

THERE ARE TWO WAYS TO GET A COPY OF THESE DOCUMENTS:
-----------------------------------------------------

1. Call or write for one, and a copy will be sent without charge.
   The Berkshire Funds
   475 Milan Drive, Suite #103
   San Jose, CA 95134
   1-877-526-0707
   www.berkshirefunds.com

2. You may also obtain information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.

                               THE BERKSHIRE FUNDS
                              BERKSHIRE FOCUS FUND
                           475 Milan Drive, Suite #103
                         San Jose, California 95134-2453
                                 (877) 526-0707


                       STATEMENT OF ADDITIONAL INFORMATION

                                  May __, 1999






This Statement of Additional Information ("SAI") is not a Prospectus, but is to be read in conjunction with the Prospectus for the Berkshire Focus Fund dated May __, 1999 (the Prospectus"). This SAI incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1998 ("Annual Report"). To obtain a free copy of the Prospectus or Annual Report, please write or call the Fund at the address or phone number referenced above.

TABLE OF CONTENTS                                                 PAGE

THE FUND
INVESTMENT OBJECTIVE
RISK FACTORS
  Generally
  Non-Diversification
  Concentration
PORTFOLIO TURNOVER POLICY
CONCENTRATION AND NON-DIVERSIFICATION POLICY
  Concentration
  Non-Diversification
TAX STATUS
INVESTMENT RESTRICTIONS
INVESTMENT ADVISER
ADVISORY FEE
FUND ADMINISTRATION
ADVISORY AND ADMINISTRATION AGREEMENTS
MANAGEMENT OF THE FUND
REMUNERATION OF OFFICERS AND TRUSTEES
PRINCIPAL SECURITY HOLDERS
ORGANIZATION AND CAPITAL STRUCTURE
PURCHASE OF SHARES AND REINVESTMENT
  Initial Investments
  Subsequent Purchases
  Reinvestments
  Fractional Shares
RETIREMENT PLANS
  Generally
  Individual Retirement Account
PRICING OF SHARES
REDEMPTION OF SHARES
  If By Mail
  If By Telephone
PERFORMANCE INFORMATION
BROKERAGE
FINANCIAL STATEMENTS
MISCELLANEOUS INFORMATION

THE FUND

The Berkshire Focus Fund (until __________, 1999, known as Berkshire Capital Growth & Value Fund) (the "Fund"), is an open-end, non-diversified series of the Berkshire Funds (until ________, 1999, known as the Berkshire Capital Investment Trust) (the "Trust"). The Trust was organized on November 25, 1996 as a Delaware business trust and is authorized to issue an indefinite number of shares of beneficial interest. The Board of Trustees of the Trust is responsible for managing the business affairs of the Fund.


CAPITAL STRUCTURE

At present the Fund is the only series authorized by the Trust. The Board of Trustees may authorize the creation of additional series without shareholder approval.

All shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All shares have equal voting rights and can be issued as full or fractional shares. A fractional share has pro rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

Each shareholder has one vote for each share held irrespective of the relative net asset value of the shares. Each share has equal dividend, distribution and liquidation rights. The voting rights of the shareholders are non-cumulative, so that holders of more than 50% of the shares can elect all trustees being elected. On some issues, such as election of trustees, all shares of the Fund vote together as one series. In the event that the Trust authorizes additional series of shares as separate funds, on issues affecting only a particular fund, the shares of the affected fund will vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one fund.


CONCENTRATION AND NON-DIVERSIFICATION POLICY

Concentration: The Fund will concentrate its investments in the equity securities of companies in the technology industry. Concentration requires the Fund to invest 25% or more of the value of its total assets in securities of issuers in a particular industry. Companies in the technology industry shall include businesses which are principally engaged in the development, production, or distribution of products or services related to the following business segments: Computers, Computer Peripherals, Semiconductors, Software, Telecommunications and Mass Storage Devices. In some future period or periods, due to adverse economic conditions in the technology industry, the Fund may temporarily have less than 25% of the value of its assets invested in that industry. At such times the Adviser may adopt a temporary defensive posture and recommend the Fund invest in money market instruments or U.S. Government obligations. As a result of such concentration in the technology industry, the Fund's shares may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries.

Non-Diversification: The Fund is classified as being non-diversified which means that it has the ability to take larger positions in a smaller number of securities than a diversified fund. The Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single economic, political, or regulatory occurrence. The policy of the Fund is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Subchapter M of the Internal Revenue Code.

TAX STATUS

Under the provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, the Fund intends to pay out substantially all of its investment income and realized capital gains. As a result, the Fund intends to be relieved of federal income tax on the amounts distributed to shareholders. Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Trustees and will automatically be reinvested in additional Fund shares at net asset value, unless the shareholder has elected to receive payment in the form of cash. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of the shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement you must certify on the Shareholder Purchase Application supplied by the Fund, that your Social Security or Taxpayer Identification Number is correct and that you are not currently subject to back-up withholding or otherwise certify that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 (the "Act"), the "vote of a majority of the outstanding voting securities" means the lesser of the vote of (i) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.


(b) Borrow money or purchase securities on margin except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities.


(c) Sell securities short.


(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.

(e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.


(f) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.


(g) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(h) Invest in companies for the purpose of acquiring control.


(i) Purchase or retain securities of any issuer if those officers, directors or trustees of the Fund or its Investment Adviser who individually own more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.


(j) Pledge, mortgage or hypothecate any of its assets.


(k) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily saleable.


(l) Invest more than 10% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.


(m) Issue senior securities.


(n) Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of securities of companies in the technology industry.

With respect to fundamental restriction (n) above, companies in the electronic technology industry shall be defined as businesses which are principally engaged in the development, production, or distribution of products or services related to the following business segments: Computers, Computer Peripherals, Semiconductors, Software, Telecommunications and Mass Storage Devices.

Other Investments:

In connection with its investment objective and policies the Fund may invest in the following types of securities which can involve certain risks:

U.S. Government Obligations: The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such securities will typically include, without limitation, U.S. Treasury securities such as Treasury Bills, Treasury Notes or Treasury Bonds that differ in their interest rates, maturities and times of issuance. U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S.
government.

Warrants: The Fund may purchase warrants, valued at the lower of cost or market, but only to the extent that such purchase does not exceed 5% of the Fund's net assets at the time of purchase. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges.

Foreign Investments. Subject to the limitations described in the prospectus, the Fund may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

Option Transactions. The Fund may engage in option transactions involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security in the case of a call option; will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price in the case of a put option; or for an option on a stock index, will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian.

The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.

When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Fixed Income Securities: Fixed income securities include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

Repurchase Agreements: A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions, and a Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

When Issued Securities and Forward Commitments: The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 25% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

INVESTMENT ADVISER

The Fund retains Berkshire Capital Holdings, Inc., 475 Milan Drive, #103, San Jose, California 95134-2453, as its investment adviser (the "Adviser"). The Adviser is a California corporation founded in February 1993. The company is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The corporation is controlled and wholly-owned by Malcolm R. Fobes III and Ronald G. Seger.

Malcolm R. Fobes III has had the direct responsibility for the overall strategic management of the Fund's portfolio and its administration since the Fund's inception. Mr. Fobes founded Berkshire Capital Holdings, Inc. in 1993, has served as Chairman of the Board and Chief Executive Officer since the company's inception, and has been responsible for the direction of the company's investments in both private and publicly-held concerns. Mr. Fobes has a B.S. degree in Finance and a minor in Economics from San Jose State University in California. In addition to founding the company in 1993, Mr. Fobes was also simultaneously retained by Adobe systems, Inc., a high-technology software development firm, as a technical support engineer from May 1991 to November 1994. Mr. Fobes has served exclusively in the capacity of Chairman and Chief Executive Officer of the Adviser from November 1994 to present. Ronald G. Seger has served as Secretary and member of the Board of Directors of the Adviser since September 1996. Both Mr. Fobes and Mr. Seger also serve as Trustees of the Fund.

ADVISORY AND ADMINISTRATION AGREEMENTS

On October 26, 1997 the Board of Trustees unanimously approved an investment advisory contract (the "Advisory Agreement") and a separate administration contract (the "Administration Agreement") with Berkshire Capital Holdings, Inc.

Under the Advisory Agreement, Berkshire Capital Holdings, Inc. will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Fobes, will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Fund, the Adviser must, among other requirements, (i) render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, directors or employees of the Adviser. The Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

The Adviser is paid a fee of 1.5% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Adviser may at its discretion, forego sufficient fees which would have the effect of lowering the Fund's expense ratio and increasing the yield to shareholders. For the period July 1, 1997 (commencement of operations) to December 31, 1997, and the fiscal year ended December 31, 1998, the Adviser voluntarily waived all of its fees. The Adviser does not intend to waive its fees in 1999.

Under the Administration Agreement, Berkshire Capital Holdings, Inc. ("Berkshire Capital") renders all administrative and supervisory services to the Fund. Berkshire Capital oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. Berkshire Capital also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. Berkshire Capital is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Fund assumes all other expenses except to the extent of those paid by the Investment Adviser.

Under the Administration Agreement, Berkshire Capital assumes and pays all ordinary expenses of the Fund. Examples of such expenses include: (a) organizational costs, (b) compensation of the Adviser's personnel, (c) compensation of any of the Fund's trustees, officers or employees who are not interested persons of the Investment Adviser or its affiliates, (d) fees and expenses of registering the Fund's shares under the federal securities laws and of qualifying its shares under applicable state Blue Sky laws, including expenses attendant upon renewing such registrations and qualifications, (e) insurance premiums, (f) fidelity bonds, (g) accounting and bookkeeping costs and expenses necessary to maintain the Fund's books and records, (h) outside auditing and ordinary legal expenses, (i) all costs associated with shareholders meetings and the preparation and dissemination of proxy solicitation materials,
(j) costs of printing and distribution of the Fund's Prospectus and other shareholder information to existing shareholders, (k) charges, if any, of custodian and dividend disbursing agent's fees, (l) industry association fees, and (m) costs of independent pricing services and calculation of daily net asset value. The Investment Adviser may, at its discretion, assume any additional expenses ordinarily assumed by the Fund when it determines that such action is in the best interest of the shareholders. Any extraordinary and non-recurring expenses shall be paid by the Fund.

Pursuant to the Administration Agreement, Berkshire Capital receives a fee which is paid monthly at an annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. For the period July 1, 1997 (commencement of operations) to December 31, 1997 and for the fiscal year ended December 31, 1998, Berkshire Capital voluntarily waived all fees due for its services as Administrator. Berkshire Capital does not intend to waive its fees in 1999.

The Adviser may act as an investment adviser and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients besides the Fund.

The Advisory Contract and the Administration Agreement are terminable on 60 days' written notice, without penalty, by a vote of a majority of the Fund's outstanding shares or by vote of a majority of the Fund's entire Board of Trustees, or by the Investment Adviser on 60 days' written notice, and automatically terminates in the event of its assignment.

MANAGEMENT OF THE FUND

The business of the Fund is managed under the direction of its Board of Trustees in accordance with Section 3.2 of the Declaration of Trust of Berkshire Capital Investment Trust, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to Section 2.6 of the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Fund's purposes. The trustees, officers, employees and agents of the Fund, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The trustees and officers, together with their addresses, age, principal occupations during the past five years are as follows:

                                                  Principal Occupation
Name and Address         Position                 Past 5 Years

*Malcolm R. Fobes III    Trustee and
475 Milan Drive, #103    President, Treasurer and
San Jose, CA 95134       Chief Financial Officer
                                                  BERKSHIRE CAPITAL HOLDINGS,
                                                  INC.;
Age: 34                                           Chairman & CEO
                                                  ADOBE SYSTEMS, INC.;
                                                  Technical Support Engineer
*Ronald G. Seger         Trustee and
715 Glenborough Drive    Secretary
Mountain View, CA 94041                           RONALD G. SEGER, O.D.;
Age: 48                                           Optometrist

Leland F. Smith          Trustee
#7 Rocky Mountain Lane
Sunriver, OR 97707                                CORPORATE ASSET
                                                  STRATEGIES, INC.;**
Age: 59                                           Chairman & CEO
                                                  ELESCO, LTD.;
                                                  Chairman & CEO
Andrew W. Broer
455 Navaro Way, #201     Trustee
San Jose, CA 95134                                CISCO SYSTEMS, INC.;
Age: 32                                           Data Center Manager
                                                  TALIGENT, INC.;
                                                  Software Integration Engineer

*Trustees  of the Fund who are  considered  "interested  persons"  as defined in
Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

**Corporate Asset Strategies, Inc. provides consulting services in the field of corporate real estate management.

REMUNERATION OF OFFICERS AND TRUSTEES

      Trustee fees are Trust expenses. The Fund does not intend to pay fees to the Trustees until the Fund's assets exceed $2,500,000. The compensation paid to the Trustees for the first full year of the Trust ended December 31, 1998 is set forth in the following table:

                              Total Compensation
     Name                     from Trust (the
                              Trust is not in a
                              Fund Complex)
Malcolm R. Fobes, III             0

Ronald G. Seger                   0
Leland F. Smith                   0
Andrew W. Broer                   0


PRINCIPAL SECURITY HOLDERS

As of __________, 1999, the following persons owned of record 5% or more of the shares of the Fund:
UPDATE:
NAME:                         SHARES              % OWNERSHIP
Malcolm R. Fobes III
475 Milan Drive, #103
San Jose, California 95134
Ronald G. Seger
715 Glenborough Drive
Mountain View, California 94041
Andrew W. Broer
455 Navaro Way, #201
San Jose, California 95134

As of _____________, 1999, the Trustees and officers of the Trust owned of record or beneficially _____% of the Fund's outstanding shares.

PERFORMANCE INFORMATION

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns. Average annual return is based on historical earnings and is not intended to indicate future performance.

For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:

                         n
                    P(1+T)  = ERV
          Where:
                    P = a  hypothetical initial payment of $1,000
                    T = average annual total return
                    n = number of years (1, 5, or 10)
                    ERV = ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods of the Fund's existence or shorter periods dating from the commencement of Fund registration. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

The foregoing information should be considered in light of the Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

The average annual total return of the Fund for the fiscal year ended December 31, 1998 was ____%.

The Fund may also advertise total return which is calculated differently from average annual total return. Total return performance for a specific period is calculated by taking the initial investment in the Fund's shares on the first day of the period and the redeemable value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. A quotation of the Fund's total return will always be accompanied by the Fund's average annual total return. The total returns for the Fund's two most recent fiscal periods are as follows:
PERIOD ENDED
December 31, 1998* ______%
June 30, 1998** ______%

*From July 1, 1998 to December 31, 1998.
**From December 31, 1997 to June 30, 1998.

Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

Performance information for the Fund may be compared, in reports and promotional literature, to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average (DJIA), Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ Composite Index (NASDAQ Composite) and the Russell 2000 Index. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The NASDAQ Composite Index is an unmanaged index which averages the trading prices of more than 3,000 domestic over-the-counter companies. The Russell 2000 Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market).

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to  policies  established  by the Board of  Trustees  of the Trust,  the
Investment Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Investment Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Investment Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Investment Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Investment Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Investment Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Investment Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Investment Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Investment Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Investment Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Investment Adviser that the review and study of the research and other information will not reduce the overall cost to the Investment Adviser of performing its duties to the Fund under the Agreement. [insert any directed brokerage]

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

To the extent that the Trust and another of the Investment Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

For the period July 1, 1997 (commencement of operations) to December 31, 1997 and for the fiscal year ended December 31, 1998, the Fund paid brokerage commissions of $______ and $________, respectively.

CUSTODIAN

Fifth Third Bank, N.A., 38 Fountain Square Plaza, Cincinnati, Ohio has been retained to act as Custodian of the Trust's investments. The Custodian Acts as the Trust's depository, safekeeps its portfolio securities and investments, collects all income and other payments with respect thereto, disburses funds a the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

      The Trust has entered into an agreement with Maxus Information Systems, Inc. (d/b/a Mutual Shareholder Services), 1301 East Ninth Street, Suite 3600, Cleveland, Ohio, 44114 ("Maxus"), for Maxus to act as The Fund's transfer agent, effective upon conversion of all records, and to provide The Trust with accounting services, record-keeping and shareholder service functions. The conversion is expected to be completed in _______________, 1999. Until the conversion, Berkshire Capital acted as the Trust's transfer agent and dividend paying agent. For its services as fund accountant, Maxus receives an annual fee from Berkshire Capital based upon the average value of the Fund, with a maximum annual fee of $59,250. At Fund net asset values averaging less than $25 million, the annual fee would be $21,000. For all other services provided, Maxus receives from Berkshire Capital an annual fee of $9.25 per shareholder (with a minimum charge of $775 per month) for shareholders services provided and a monthly fee of $12 per state for state registration and qualification of Fund shares provided.

AUDITORS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145 has been selected as independent auditors for the Trust for the year ending December 31, 1999. McCurdy & Associates CPA's, Inc. performs an annual audit of the Trust's financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS

The financial statements and independent auditors report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1998. The Trust will provide the Annual Report without charge at written or telephone request.

                           PART C - OTHER INFORMATION


Item 23. Financial Statements and Exhibits

(a)   Articles of Incorporation.

(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Copy of Addendum to Registrant's  Declaration of Trust,  which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  2,  is  hereby
incorporated by reference.

(iii) Copy of Certificate of Amendment to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(b)  By-Laws.  None.

(c) Instruments Defining Rights of Security Holder. None (other than in the Declaration of Trust, as amended.)

(d) Investment Advisory Contracts. Copy of Registrant's Investment Advisory Agreement with Berkshire Capital Holdings, Inc., which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(e)  Underwriting Contracts.  None

(f)  Bonus or Profit Sharing Contracts.  None.

(g) Custodial Agreements. Copy of Registrant's agreement with the Custodian, Fifth Third Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(h) Other Material Contracts. Copy of Registrant's Administration Agreement with Berkshire Capital Holding, Inc. which was filed as an Exhibit to
Registrant's   Pre-Effective  Amendment  No.  1,  is  hereby  incorporated    by
reference.

(i) Legal Opinion. Opinion and Consent of Hall & Evans, L.L.C., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Subscription Agreements of the Berkshire Capital Growth & Value Fund, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(m)  Rule 12b-1 Plan.  None.

(n)  Financial Data Schedule.  None.

(o)  Rule 18f-3 Plan.  None.

(p)  Power of Attorney. None.

Item 24. Control Persons.

     None.

Item 25. Indemnification

Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of Berkshire Capital Investment Trust (the "Trust") (which was filed as an exhibit to the Trust's Pre-Effective Amendment No. 1) pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still in the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue. Indemnification provisions exist in the Investment Advisory and Administration Agreement under the headings "Limitation of Liability" which are identical to those in the Declaration of Trust noted above.

Item  26. Activities of Investment Adviser

(a) Berkshire Capital Holdings, Inc., 475 Milan Drive, #103, San Jose, California 95134-2453 ("Berkshire") is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Berkshire during the past two years - None.

Item  27. Principal Underwriter

     None.

Item  28. Location of Accounts and Records

      The Registrant will maintain physical possession of the Declaration of Trust, By-Laws and minute books. All other accounts, books and other documents required to be maintained by section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by the Registrant, Fifth Third Bank, N.A., 38 Fountain Square Plaza, Cincinnati, Ohio 45263 as Custodian for the Registrant or Maxus Information Systems, Inc., 1301 E. Ninth Street, Suite 3600, Cleveland, Ohio 44114.

Item  29. Management Services  Not Discussed in Parts A or B

       None.

Item  30. Undertakings

     None.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose, State of California on the 4th day of March, 1999.


                                        THE BERKSHIRE FUNDS


                                        By:/s/ MALCOLM R. FOBES
                                        ------------------------------
                                        MALCOLM R. FOBES, III, President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     March 4, 1999
                                        /s/ MALCOLM R. FOBES
                                        ------------------------------------
                                        MALCOLM R. FOBES, III
                                        President,  Treasurer,  Chief  Financial
                                        Officer & Trustee


                                        /s/ RONALD G. SEGER
                                        ------------------------------------
                                        RONALD G. SEGER
                                        Trustee


                                        /s/ LELAND F. SMITH
                                        ------------------------------------
                                        LELAND F. SMITH
                                        Trustee



                                        ------------------------------------
                                        ANDREW W. BROER
                                        Trustee

                                  EXHIBIT INDEX


1.   Consent of Independent Public Accountants               EX-99.B11